As filed with the Securities and Exchange Commission on July 16, 2012

1933 Act File No. 002-22019

1940 Act File No. 811-01241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 136 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 109 ☒

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 16, 2012.

Eaton Vance Growth Trust
By:	/s/ Duncan W. Richardson
Duncan W. Richardson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 16, 2012.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

* Pursuant to a Power of Attorney dated November 14, 2011 filed as Exhibit (q)(18) to the Registrant’s Post-Effective Amendment No. 125 filed December 22, 2012 (Accession No. 0000940394-11-001393) and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxanomny Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase